Expenses by Nature - Summary of Expenses by Nature Selling and Marketing Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	₺ (1,372,953)	₺ (1,555,189)	₺ (1,626,714)
Employee benefit expense [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(634,367)	(547,136)	(433,997)
Marketing expenses [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(507,921)	(554,538)	(551,127)
Selling expenses [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(173,064)	(349,269)	(555,158)
Other selling and marketing expense [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	₺ (57,601)	₺ (104,246)	₺ (86,432)